Fair Value Measurements (Details) - Schedule of Assets and Liabilities Measured at Fair Value - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset, Held-in-Trust [Member]
Asset:
Investments held in Trust Account	$ 51,996,271	$ 165,653,149	$ 254,251,750
Asset, Held-in-Trust [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Asset:
Investments held in Trust Account	51,996,271	165,653,149	254,251,750
Asset, Held-in-Trust [Member] | Significant Other Observable Inputs (Level 2) [Member]
Asset:
Investments held in Trust Account
Asset, Held-in-Trust [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Asset:
Investments held in Trust Account
Promissory Note [Member]
Liability:
Promissory Note, net of discount	438,501
Promissory Note [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Liability:
Promissory Note, net of discount
Promissory Note [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liability:
Promissory Note, net of discount
Promissory Note [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liability:
Promissory Note, net of discount	$ 438,501
Notes Payable [Member]
Liability:
Promissory Note, net of discount
Notes Payable [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Liability:
Promissory Note, net of discount
Notes Payable [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liability:
Promissory Note, net of discount
Notes Payable [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liability:
Promissory Note, net of discount